Leases - Components of lease expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance lease cost:
Amortization of assets	¥ 12,122	¥ 15,346	¥ 15,501
Interest of lease liabilities	19,322	21,851	19,943
Operating lease cost	367,375	176,788	86,365
Short-term lease cost	15,559	4,937	6,801
Total	¥ 414,378	¥ 218,922	¥ 128,610